OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
OTHER PAYABLES AND ACCRUALS

15.	OTHER PAYABLES AND ACCRUALS

	December 31,
	2024	2025	2025
	CNY	CNY	US$
Financial liabilities
Accrued expenses	1,910	777	111
Total accrued expenses	1,910	777	111

Accrued payroll	189	224	32
Transaction deposit of mining right acquisition (Note 20 (b))	76,945	73,620	10,523
Others	1,437	150	21
Total Accrued payroll	78,571	73,994	10,576

Total	80,481	74,771	10,687

Analyzed into:
Current portion	3,536	1,151	164
Non-current portion (Note 20 (b))	76,945	73,620	10,523
	80,481	74,771	10,687